Financial Assets at Fair Value through Other Comprehensive Income - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Financial assets at fair value through other comprehensive income [abstract]
Decrease in fair value of financial assets through other comprehensive income	¥ (56)	$ (9)	¥ (544)	¥ (1,050)
Decrease in fair value of financial assets through other comprehensive income, net of tax	¥ (58)	$ (9)	¥ (530)	¥ (2,179)